Commitments and Contingencies (Details Narrative)						1 Months Ended			12 Months Ended
	Sep. 07, 2022 USD ($)	Aug. 10, 2022 USD ($)	Aug. 09, 2022 USD ($)	Oct. 15, 2021 USD ($)	Nov. 13, 2020 CNY (¥)	Apr. 18, 2022 USD ($)	Jan. 17, 2022 USD ($)	Mar. 23, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leases, Rent Expense									$ 420,235	$ 427,493	$ 299,562
Shangchi Automobile [Member]
Debt Dispute Commitment Amount								$ 1,600,000
Operating lease annual rent		$ 71,000	$ 149,000
Settlement awarded									23,760
Cash Remaining Frozen Bank Balance	$ 1,300,000
Payments by third party								$ 1,300,000
Accrued interest									600,000
Shenzhen E-Motors [Member]
Operating lease annual rent							$ 68,600		6,600
Tantech Charcoal [Member]
Operating lease annual rent									$ 184,000
Tantech Energy [Member]
Operating lease annual rent | ¥					¥ 26,700
Jiamu [Member]
Operating lease annual rent				$ 88,000
Tantech [Member]
Operating lease annual rent						$ 76,680